Summarised financial information of subsidiaries with material non-controlling interests - Summarised statements of comprehensive income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Summarised financial information of subsidiaries with material non controlling interests
Revenue	¥ 755,671	¥ 682,587	¥ 670,091
(Loss)/profit before income tax	(1,347)	(55,058)	(94,173)
Income tax (expense)/credit	(23,726)	15,136	18,067
(Loss)/profit and total comprehensive (loss)/income for the year	(25,375)	(42,210)	(70,807)
Total comprehensive (loss)/income allocated to noncontrolling interests	(5,128)	(2,490)	141
Huizhou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	44,802	36,952	32,679
(Loss)/profit before income tax	4,140	6,252	4,261
Income tax (expense)/credit	(1,035)	(1,563)	1,049
(Loss)/profit and total comprehensive (loss)/income for the year	3,105	4,689	3,212
Total comprehensive (loss)/income allocated to noncontrolling interests	1,009	1,524	1,044
Dividend paid to noncontrolling interests	496	2,685
Shanghai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	50,287	44,422	41,585
(Loss)/profit before income tax	(7,409)	(7,031)	(3,213)
Income tax (expense)/credit	(1,412)	1,758	(803)
(Loss)/profit and total comprehensive (loss)/income for the year	(8,821)	(5,273)	(2,410)
Total comprehensive (loss)/income allocated to noncontrolling interests	(1,764)	(1,055)	(482)
Xiuqi Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	62,418	51,431	37,106
(Loss)/profit before income tax	1,600	(2,776)	3,871
Income tax (expense)/credit	(1,765)	1,068	968
(Loss)/profit and total comprehensive (loss)/income for the year	(165)	(1,708)	2,903
Total comprehensive (loss)/income allocated to noncontrolling interests	(10)	(102)	174
Haikou Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	27,922	32,421	30,474
(Loss)/profit before income tax	(5,623)	(5,369)	(2,946)
Income tax (expense)/credit	(2,064)	1,342	(688)
(Loss)/profit and total comprehensive (loss)/income for the year	(7,687)	(4,027)	(2,258)
Total comprehensive (loss)/income allocated to noncontrolling interests	(999)	(523)	(294)
Yantai Pengai
Summarised financial information of subsidiaries with material non controlling interests
Revenue	33,688	28,874	36,763
(Loss)/profit before income tax	479	(8,099)	2,018
Income tax (expense)/credit	(2,115)	2,378	505
(Loss)/profit and total comprehensive (loss)/income for the year	(1,636)	(5,721)	1,513
Total comprehensive (loss)/income allocated to noncontrolling interests	¥ (82)	¥ (286)	¥ 166